Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Financing Received from the Argentine Central Bank and Other Financial Institutions (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financing received from the central bank and other financial institutions [line items]
Financing received from local financial institutions	$ 1,247,264	$ 1,094,049	$ 1,925,670
Financing received from international institutions	6,785,573	4,111,717	1,235,657
Financing received from the Central Bank and other financial institutions	$ 8,032,837	$ 5,205,766	$ 3,161,327